Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000027930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 25,883.18	$ 25,883.18	$ 25,883.18	$ 18,215.15	$ 17,715.22	$ 23,918.64	$ 21,036.31	$ 15,806.72	$ 13,334.03	$ 12,688.68	$ 9,920.5	$ 9,720.34	$ 9,425
Average Annual Return, Percent	33.93%	9.07%	9.98%
C000027930 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	42.10%	10.36%	10.63%
C000027932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 25,355.29	$ 25,355.29	$ 25,355.29	17,991.98	17,643.8	24,003.63	21,273.66	16,111.77	13,700.71	13,142.86	10,357.54	10,228.78	10,000
Average Annual Return, Percent	39.93%	9.49%	9.75%
C000027932 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	40.93%	9.49%	9.75%
C000152821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 14,223,124.35	$ 14,223,124.35	$ 14,223,124.35	9,979,483.87	9,671,415.21	13,015,075.05	11,405,401.83	8,539,196.96	7,176,750.48	6,805,797.1	5,302,104.2	5,173,855.59	4,999,999.99
Average Annual Return, Percent	42.52%	10.74%	11.02%
C000079046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 26,375.82	$ 26,375.82	$ 26,375.82	18,641.24	18,207.37	24,672.83	21,794.85	16,450.85	13,927.79	13,309.23	10,449.57	10,274.61	9,999.98
Average Annual Return, Percent	41.49%	9.90%	10.18%
C000027933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 14,054,595.87	$ 14,054,595.87	$ 14,054,595.87	9,872,071.74	9,581,263.11	12,906,418.98	11,326,080.64	8,491,095.72	7,145,968.76	6,783,975.85	5,291,300.66	5,170,709.22	5,000,000.01
Average Annual Return, Percent	42.36%	10.60%	10.89%
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 35,002.04203	$ 35,002.04203	$ 35,002.04203	26,142.15981	22,963.98315	25,293.54349	19,772.78573	16,834.16341	14,498.46728	13,642.4867	11,102.87062	10,274.89754	10,000
Average Annual Return, Percent	33.89%	15.77%	13.35%
Russell Midcap Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return Index
Account Value	$ 31,687.86459	$ 31,687.86459	$ 31,687.86459	$ 22,623.63264	$ 20,571.54517	$ 26,295.76231	$ 22,336.95379	$ 17,064.7303	$ 14,016.10649	$ 13,308.23079	$ 10,644.04538	$ 10,181.8494	$ 10,000
Average Annual Return, Percent	40.07%	13.18%	12.22%